Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sunrun Inc. (the “Company”)

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re:   Sunrun Xanadu Issuer 2019-1, LLC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “Sunrun Xanadu 2019-1 Data Tape (2019.02.20).xlsx” (the “Data File”), provided by the Company on February 20, 2019, containing certain information related to a pool of 14,379 solar assets (the “Solar Assets”) as of December 31, 2018 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering of Sunrun Xanadu Issuer 2019-1, LLC, Solar Asset Backed Notes, Series 2019-1. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•	The term “Solar Asset Contract” means the solar power purchase agreement, solar lease agreement, and/or change order documentation thereto.

•

The term “Initial Asset Schedule” means an electronic file entitled “Sunrun Xanadu 2019-1 Data Tape (2019.01.31).xlsx,” provided by the Company on January 31, 2019, containing the Contract ID’s for 13,696 of the Solar Assets.

•

The term “Supplemental Asset Schedule” means an electronic data file entitled “Sunrun Xanadu 2019-1 Data Tape (2019.02.15) - XXXXXX Only.xlsx,” provided by the Company on February 15, 2019, containing the Contract ID’s for 683 of the Solar Assets. [1]

•

The term “FICO Schedule” means extracts of the FICO score associated with each Selected Asset (defined below) from the Company’s Servicing System Screenshots, provided by the Company via electronic mail on February 11, 2019, and electronic data files entitled “XXXXXX-1 Credit Data.xlsx” and “XXXXXX-2 Data Tape 2.7.19.xlsx” on February 19, 2019. [1]

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

•

The term “XXXXXX Asset Schedule” means monthly payment information for all Selected Assets located in XXXXXX contained in two electronic data files, provided by the Company on February 20, 2019, entitled “XXXXXX Sampled Contracts.xlsx” and “2018.09.13 Sunrun Credit and Scheduled Payments.xlsx.” [1]

•

The term “ACH Schedule” means billing type information for each Selected Asset from Company’s Servicing System Screenshots, provided by the Company via electronic mail on February 11, 2019, and in an electronic data file entitled “2019.01.31 Sunrun – SZ – Aging Report with Product Line.xlsx” on February 19, 2019.

•

The term “Installer Schedule” means an electronic data file containing solar panel installer information for each Selected Asset, provided by the Company on February 19, 2019, entitled “XXXXXX External ID Reference Guide (All Portfolios).xlsx.” [1]

•

The term “ID Mapping File” means an electronic data file containing a schedule of certain identification numbers for Solar Assets in the Supplemental Asset Schedule, provided by the Company on February 20, 2019, entitled “XXXXXX-2 External ID Map.xlsx.” [1]

•	The term “Source Documents” means the following information provided by the Company for each of the Selected Assets:

•	Solar Asset Contract

•	Initial Asset Schedule

•	Supplemental Asset Schedule

•	FICO Schedule

•	ACH Schedule

•	Permission To Operate (“PTO”) Notification (“PTO Notification”)

•	Servicing System Screenshots

•	Engineering, Procurement and Construction Agreement (“EPC Agreement”)

•	Installment Plan

[1]	Certain information within the names of these files has been redacted due to confidentiality.

•	Installer Schedule

•	Performance Based Incentive Contract (“PBI Contract”)

•	XXXXXX Asset Schedule [1]

A.	We were instructed by the Company to randomly select 275 Solar Assets from the Data File (the “Selected Assets”) using the following criteria:

(i)	Select 245 Solar Assets from the Initial Asset Schedule.

(ii)	Select 30 Solar Assets from the Supplemental Asset Schedule.

A listing of the Selected Assets is attached hereto as Exhibit A. For purposes of identification in Exhibit A, we were instructed to display the related Contract ID from the ID Mapping File for the Solar Assets selected from the Supplemental Asset Schedule. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the attributes listed below in the Data File to or using the corresponding information appearing in the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing methodologies and instructions provided by the Company (as applicable), for each of the specified attributes indicated below, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Documents/Methodologies/Instructions

Contract ID	Servicing System Screenshots

State of Contract	Solar Asset Contract, EPC Agreement

Product Type	Solar Asset Contract

Zip Code	Solar Asset Contract, EPC Agreement

[1]	Certain information within the names of these files has been redacted due to confidentiality.

Attribute	Source Documents/Methodologies/Instructions

In-Service Date (PTO Date)	PTO Notification

For purposes of this procedure, the Company instructed us to consider the PTO Date to be in agreement if it was within 5 days after the date on the PTO Notification.

System Size (kW)	EPC Agreement, Installment Plan

Electrical Utility	PTO Notification, Solar Asset Contract

Original Term (months)	Solar Asset Contract

Yr 1 Monthly Payment	Solar Asset Contract, XXXXXX Asset Schedule [1]

FICO Score	FICO Schedule

Contract Type	Solar Asset Contract

Customer Upfront Payment ($)	Solar Asset Contract

First Payment Due Date	Recompute as In-Service Date (PTO Date) plus 2 months.

For purposes of this procedure, the Company instructed us to consider the First Payment Due Date to be in agreement if it was within 5 days of the date on the PTO Notification plus 2 months.

Last Payment Due Date	Recompute as First Payment Due Date plus Original Term.

For purposes of this procedure, the Company instructed us to consider the Last Payment Due Date to be in agreement if it was within 5 days of the date on the PTO Notification, plus two months, plus Original Term.

Payment Frequency	Solar Asset Contract

# of Months Since PTO (Seasoning)	Recompute as the difference between PTO Date and the Cut-off Date in months.

Remaining Term of Contract (months)	Recompute as the difference between Original Term and # of Months Since PTO (Seasoning).

[1]	Certain information within the names of these files has been redacted due to confidentiality.

Attribute	Source Documents/Methodologies/Instructions

Price per kWh	Solar Asset Contract

In the event the Contract Type was listed as “Balanced,” we were instructed by the Company to recompute as the product of Yr 1 Monthly Payment multiplied by 12, divided by the Contracted Annual Production (kWh).

For purposes of this procedure, the Company instructed us to consider the Price per kWh to be in agreement if it was within $0.01.

For Select Asset Numbers 209 and 213, the Company instructed us that the Price per kWh is stated on a post-tax basis on the Solar Asset Contract, but recorded in the Data File on a pre-tax basis. When recomputing the Price per kWh for these Select Asset Numbers, the Company instructed us to use the Yr 1 Monthly Payment multiplied by 12 minus the annual tax payment, divided by the Contracted Annual Production (kWh).

Monthly Payment / Price per kWh Escalator (%)	Solar Asset Contract

Contracted Annual Production (kWh)	Solar Asset Contract

For purposes of this procedure, the Company instructed us to consider the Contracted Annual Production (kWh) to be in agreement if it was within 3.5%.

Stepdown Product Flag (Y/N)	Servicing System Screenshots

Monthly Payment After Stepdown($)	Servicing System Screenshots

We were instructed by the Company to only perform this procedure if the Stepdown Product Flag was “Y.”

Total Guaranteed Production (kWh)	Solar Asset Contract

For purposes of this procedure, the Company instructed us to consider the Total Guaranteed Production (kWh) to be in agreement if it was within 3.5%.

Contracted Generation Guaranteed (%)	Solar Asset Contract

Performance Guarantee (PeGu) Method	Solar Asset Contract

ACH Payment (Y/N)	ACH Schedule

Installer	EPC Agreement, Installment Plan, Installer Schedule

Attribute	Source Documents/Methodologies/Instructions

Solar Panel Manufacturer	EPC Agreement, Installment Plan

Inverter Manufacturer	EPC Agreement, Installment Plan

Battery Manufacturer	EPC Agreement, Installment Plan

Performance Based Incentive (PBI) Rate	PBI Contract For purposes of this procedure, the Company instructed us to consider the PBI Rate to be in agreement if it was within $0.01.

Performance Based Incentive (PBI) Term	PBI Contract

Sunrun Originated Asset (Y/N)	Solar Asset Contract

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents, except as listed in Exhibit B attached hereto.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Data File, Source Documents, and instructions and methodologies provided by the Company, without verification or evaluation of such information, instructions, and methodologies by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Solar Assets, (ii) the reasonableness of the information and instructions provided by the Company (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements, (ii) the value of collateral securing any such Solar Asset being securitized, (iii) the compliance of the originator of the Solar Asset with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

April 30, 2019

Exhibit A

The Selected Assets

Selected Asset Number	Contract ID
1	10538
2	15726
3	13843
4	39541
5	1083758709
6	11197
7	11966
8	34299
9	1793792681
10	43657
11	2033338918
12	8779
13	32882
14	28028
15	37131
16	2663
17	1494744427
18	2113590837
19	12569
20	41275
21	1628012100
22	34719
23	13446
24	42987
25	47187
26	9199
27	11972
28	29387
29	38694
30	15456

Selected Asset Number	Contract ID
31	9895
32	3904
33	37463
34	1963412858
35	9752
36	12634
37	13664
38	6642
39	26611
40	25170
41	3686
42	42313
43	24958
44	3076
45	32503
46	3962
47	39248
48	24952
49	12385
50	39119
51	42229
52	36661
53	1103756417
54	1976252713
55	13416
56	9061
57	33386
58	33396
59	40364
60	8671

Selected Asset Number	Contract ID
61	1658509480
62	44225
63	6632
64	3893
65	25852
66	25612
67	38666
68	4191
69	15044
70	45647
71	89
72	3553
73	15850
74	39899
75	30138
76	3634
77	4715
78	1129851612
79	43784
80	35107
81	1363120854
82	179
83	42473
84	41876
85	25587
86	3451
87	40718
88	1513847879
89	39325
90	27875

Selected Asset Number	Contract ID
91	4382
92	2049144417
93	38534
94	13921
95	1143266927
96	15755
97	39566
98	7290
99	9735
100	1412930025
101	1180830439
102	40923
103	38932
104	23836
105	10515
106	24027
107	30175
108	38334
109	40619
110	3265
111	40506
112	42639
113	38917
114	9551
115	1046585945
116	30904
117	10760
118	4103
119	33693
120	10395

Exhibit A

The Selected Assets

Selected Asset Number	Contract ID
121	30307
122	37626
123	1940386610
124	44497
125	34175
126	2978
127	30355
128	1101814810
129	3152
130	41473
131	2399
132	97
133	29394
134	41699
135	40106
136	42819
137	11837
138	37378
139	12048
140	41862
141	40640
142	24091
143	25192
144	36633
145	36567
146	1439217431
147	1312493031
148	31643
149	4757
150	12700

Selected Asset Number	Contract ID
151	8676
152	22008
153	1337425590
154	2966
155	1300996174
156	1855832544
157	42528
158	1539403084
159	1999009085
160	45158
161	1920624313
162	10609
163	2122031294
164	4069
165	14759
166	8856
167	8989
168	13785
169	11915
170	34469
171	1907705390
172	1563035589
173	3244
174	42933
175	27159
176	39554
177	1785070016
178	1236930528
179	29727
180	4944

Selected Asset Number	Contract ID
181	3651
182	34628
183	16225
184	32166
185	45212
186	33289
187	14720
188	12856
189	45115
190	10444
191	42731
192	13088
193	9872
194	41482
195	10792
196	31274
197	3797
198	41129
199	12295
200	31859
201	1241546204
202	1564151768
203	1793675112
204	8499
205	1623293449
206	45522
207	31740
208	32926
209	1225025757
210	12647

Selected Asset Number	Contract ID
211	12397
212	28387
213	1282580231
214	43043
215	31037
216	20840
217	22816
218	44174
219	13156
220	29692
221	26504
222	1886698411
223	3487
224	31556
225	36003
226	38628
227	4911
228	4399
229	12999
230	13745
231	39528
232	8469
233	4758
234	39229
235	39930
236	4042
237	5004
238	41268
239	45364
240	45624

Exhibit A

The Selected Assets

Selected Asset Number	Contract ID
241	33252
242	25500
243	40662
244	27344
245	25362
246	1766148583
247	1507417158
248	1261579553
249	1417311053
250	1423582786
251	1212175737
252	1113058380
253	1381115247
254	1288885737
255	1046772163
256	2096420757
257	1879569449
258	1526912372
259	1918673782
260	1238561947
261	1552541301
262	1986023171
263	2104287933
264	1890165603
265	1095467105
266	2098188201
267	1321033662
268	2094275999
269	1165456884
270	1382613400

Selected Asset Number	Contract ID
271	1733805561
272	1154205667
273	1550476546
274	1968106362
275	1341919224

Exhibit B

Exceptions List

Selected Asset Number	Contract ID	Attribute	Per Data File	Per Source Document
21 A	1628012100	PBI Rate ($)	0.039	Unavailable
21 A	1628012100	PBI Term	6	Unavailable
28 B	29387	Solar Panel Manufacturer	Trina	LG
30 B	15456	Contracted Generation Guaranteed (%)	95	100
71 A	89	In-Service Date (PTO Date)	7/11/2008	Unavailable
71 A	89	First Payment Due Date	9/11/2008	Unavailable
71 A	89	Last Payment Due Date	9/11/2026	Unavailable
71 A	89	# of Months Since PTO (seasoning)	126	Unavailable
71 A	89	Remaining Term of Contract (months)	90	Unavailable
71 A	89	Electrical Utility	SCE	Unavailable
77 B	4715	Customer Upfront Payment ($)	0	250
94 B	13921	PeGu Method	2	3
110 B	3265	Inverter Manufacturer	SMA	SunPower
114 B	9551	Price per kWh ($)	0.24	0.25
165 B	14759	Contracted Generation Guaranteed (%)	95	100
165 B	14759	Contract Type	Generation	Balanced
165 B	14759	Yr 1 Monthly Payment ($)	Generation	143
167 B	8989	Yr 1 Monthly Payment ($)	Generation	127
167 B	8989	Contract Type	Generation	Balanced
168 B	13785	PeGu Method	2	3
181 B	3651	Yr 1 Monthly Payment ($)	Generation	114
181 B	3651	Contract Type	Generation	Balanced
183 B	16225	Yr 1 Monthly Payment ($)	Generation	75
183 B	16225	Contract Type	Generation	Balanced
183 D	16225	PeGu Method	2	NA
183 D	16225	Total Guaranteed Production (kWh)	105,790	100,500
200 B	31859	Total Guaranteed Production (kWh)	134,530	12,7804
219 B	13156	PeGu Method	2	3
222 C	1886698411	Price per kWh ($)	0.18	0.19
227 B	4911	Installer	Real Goods	Akeena Solar

Exhibit B

Exceptions List

Selected Asset Number	Contract ID	Attribute	Per Data File	Per Source Document
227 B	4911	Price per kWh ($)	0.16	0.18
229 B	12999	PeGu Method	2	3
233 B	4758	In-Service Date (PTO Date)	10/1/2010	10/5/2010
238 B	41268	System Size (kW)	5.82	5.76
246 B	1766148583	Installer	Sungrade Solar	Quick Systems
267 A	1321033662	In-Service Date (PTO Date)	4/3/2012	Unavailable
267 A	1321033662	First Payment Due Date	6/3/2012	Unavailable
267 A	1321033662	Last Payment Due Date	6/3/2032	Unavailable
267 A	1321033662	# of Months Since PTO (seasoning)	81	Unavailable
267 A	1321033662	Remaining Term of Contract (months)	159	Unavailable
251 B	1212175737	Total Guaranteed Production (kWh)	257,270	272,398

A	KPMG was unable to perform the procedure for this attribute for the Selected Asset as the Source Document(s) were not available.
B	KPMG was informed by the Company that the Company researched the differences identified for this attribute for the Selected Asset and confirmed that manual errors were made during data entry.
C	KPMG was informed by the Company that the Selected Asset was originated by a third-party and the attribute data contained in the Data File was provided by the third-party.
D	KPMG was informed by the Company that the Company researched the differences identified for this attribute for the Selected Asset and confirmed that the Source Document was generated incorrectly.